Summary of Total Stock-Based Compensation Expense Recognized in Consolidated Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	$ 65	$ 21	$ 219
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense	65	21	219
Segment, Continuing Operations
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense, net of tax	$ 65	$ 21	$ 219